Oil And Gas Properties (Schedule Of Oil And Gas Properties) (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Oil And Gas Properties [Abstract]
Oil and gas properties		$ 6,685	$ 6,751	$ 6,503
Unevaluated properties				23
Accumulated depreciation, depletion, and amortization		(2,771)	(2,366)	(1,722)
Oil and gas properties, net	$ 3,914	$ 3,914	$ 4,385	$ 4,804